Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non-controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net Loss Attributable To DryShips Inc. And Transfers To Non-controlling Interest [Abstract]
Net loss attributable to Dryships Inc.	$ (40,185)	$ (134,845)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(1,924)	(45,418)
Net transfers to the non-controlling interest	(1,924)	(45,418)
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$ (42,109)	$ (180,263)